Short-Term Investments	6 Months Ended
Mar. 31, 2023
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENTS

NOTE 7 — SHORT-TERM INVESTMENTS

The Company’s short-term investments consist of wealth management financial products purchased from financial institution, which can be redeemed anytime at the Company’s discretion. The financial institution invests the Company’s fund in certain financial instruments including money market funds and bonds to generate investment income. Short-term investments consisted of the following:

	March 31, 2023	September 30, 2022
Beginning balance	$13,148,594	$13,725,204
Accrued investment income (loss)	166,931	(470,477)
Foreign currency translation adjustments	(623)	(106,133)
Ending balance of short-term investments	$13,314,902	$13,148,594

Investment income generated from such short-term investments amounted to $166,931 and $696,430 for the six months ended March 31, 2023 and 2022, respectively.